LONG-TERM INVESTMENTS (Schedule of Long-Term Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM INVESTMENTS [Abstract]
Severance pay funds (see Note 15B)	$ 11,307	$ 11,374
Others, (see investment in limited partnership below)	1,656	1,270
Long-term investments, total	$ 12,963	$ 12,644